CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Sep. 30, 2020		Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Current assets
Cash at bank	$ 5,680		$ 60,790	$ 5,377	$ 100		$ 100
Available-for-sale investment			0	342,706
Accounts receivable, net of allowance of $nil	57,802		329,891	363,491
Inventories	108,046		224,879	246,881
Due from related companies	1,025,649		772,661	720,150
Prepaid expenses and other current assets	280,419		141,017	187,770
Total current assets	1,477,596		1,529,238	1,866,375
Other assets
Deposit for acquisition	465,468		446,192	0
Right-of-use assets	918,820		294,188	0
Property, plant and equipment, net	45,625		9,839	9,343
Total other assets	1,429,913		750,219	9,343
Total assets	2,907,509		2,279,457	1,875,718	100		100
Current liabilities
Accrued liabilities					21,859		14,041
Short term loans	558,488		460,030	206,070
Accrued expenses and other payables	126,523		66,673	150,181
Due to a director			0	41,673	54,938		12,600
Value added and other taxes payable	4,096		8,901	10,414
Lease liabilities, current	65,711		93,077	0
Income tax payable			0	15,309
Total current liabilities	754,818		628,681	423,647
Lease liabilities, noncurrent	856,270		170,966	0
Total liabilities	1,611,088		799,647	423,647	76,797		26,641
Stockholders' equity
Preferred Stock $0.0001 par value, 20,000,000 shares authorized, none issued and outstanding at December 31, 2018 and 2017, respectively					0		0
Ordinary shares, 500,000,000 shares authorized at par value of $0.0001 each , 171,450,000 and 161,500,000 shares issued and outstanding as of March 31, 2020 and 2019, respectively*	17,145	[1]	17,145	16,150	850		850
Discount on Common Stock					(850)		(850)
Additional paid-in capital	1,563,472	[1]	1,563,472	1,435,200	2,712		2,712
Accumulated losses	(411,384)		(214,247)	(126,948)	(79,409)		(29,253)
Accumulated other comprehensive income	127,188		113,440	127,669
Total stockholders' equity	1,296,421		1,479,810	1,452,071	(76,697)		(26,541)
Total liabilities and stockholders' equity	$ 2,907,509		$ 2,279,457	1,875,718	$ 100		$ 100
CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Current assets
Cash at bank				5,377		$ 948
Available-for-sale investment				342,706		0
Accounts receivable, net of allowance of $nil				363,491		503,579
Inventories				246,881		421,139
Due from related companies				720,150		269,706
Prepaid expenses and other current assets				187,770		349,545
Total current assets				1,866,375		1,544,917
Other assets
Property, plant and equipment, net				9,343		13,824
Total other assets				9,343		13,824
Total assets				1,875,718		1,558,741
Current liabilities
Short term loans				206,070		208,926
Accrued expenses and other payables				150,181		181,207
Due to a director				41,673		0
Due to related companies				0		5,421
Value added and other taxes payable				10,414		0
Lease liabilities, current				0		0
Income tax payable				15,309		0
Total current liabilities				423,647		395,554
Total liabilities				423,647		395,554
Stockholders' equity
Ordinary shares, 500,000,000 shares authorized at par value of $0.0001 each , 171,450,000 and 161,500,000 shares issued and outstanding as of March 31, 2020 and 2019, respectively*				100		100
Additional paid-in capital				1,451,250		1,451,250
Accumulated losses				(126,948)		(407,131)
Accumulated other comprehensive income				127,669		118,968
Total stockholders' equity				1,452,071
Total liabilities and stockholders' equity				$ 1,875,718		$ 1,558,741

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the share exchange and the one-for-ten reverse stock split that are discussed under "Management's Discussion and Analysis of Financial Condition and Results of Operations - Overview," below.